RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On October 20, 2021, the Company issued an aggregate of 5,750,000 Class B ordinary shares (the “founder shares”) to the Sponsor and CGC II Sponsor DirectorCo LLC (“DirectorCo”) for a total subscription price of $25,000, or approximately $0.004 per share. Such shares are fully paid. Prior to the initial investment in the Company of $25,000 by the Sponsor and DirectorCo, the Company had no assets, tangible or intangible. Up to 750,000 founder shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. The number of founder shares issued was determined based on the expectation that such founder shares would represent 20% of the total number of outstanding public shares and founder shares upon completion of the Initial Public Offering. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the Company by the number of founder shares issued. As a result of the underwriters’ decision to fully exercise their over- allotment option on the closing date of the Initial Public Offering, there currently are no founder shares subject to forfeiture.

The Sponsor and DirectorCo have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The founder shares are identical to the Class A Ordinary Shares, except as described herein. However, the holders of the founder shares have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination and (ii) not to redeem any shares in connection with a shareholder vote or tender offer to approve or in connection with a proposed initial Business Combination. Upon completion of the Class B Conversion (as defined below), the founder shares consist of 5,749,998 Class A Ordinary Shares and two Class B ordinary shares.

Administrative Services Agreement

The Company entered into an agreement with the Sponsor pursuant to which, commencing on May 5, 2022 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. For the three and six months ended June 30, 2026, the Company incurred and paid $30,000 and $60,000 for these services, respectively. For the three and six months ended June 30, 2025, the Company incurred $30,000 and $60,000 for these services, of which $40,000 is included in accrued expenses in the accompanying balance sheets.

Promissory Note — Related Party

On December 31, 2021, the Sponsor agreed to loan the Company up to $250,000 under a promissory note to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and was due at the earlier of June 30, 2022 or the closing of the Initial Public Offering. As of June 30, 2026 and December 31, 2025, there were no amounts outstanding under such loan. The outstanding amount of $216,405 on the closing date of the Initial Public Offering was repaid in full at the closing of the Initial Public Offering.

On November 6, 2023, in connection with the First Extension Payments, the Company issued the First Extension Note. On November 6, 2023, the Sponsor deposited a First Extension Payment in the amount of $150,000 in the Trust Account, representing the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and unredeemed prior to the First Extension, which enabled the Company to extend the Business Combination Period from November 10, 2023 to December 10, 2023.

On December 6, 2023, January 8, 2024, February 5, 2024, March 5, 2024, April 9, 2024, May 6, 2024, June 5, 2024, July 9, 2024, August 6, 2024, September 5, 2024 and October 7, 2024, the Board approved the second, third, fourth, fifth, sixth, seventh, eighth, ninth, tenth, eleventh and twelfth one-month extensions of the Business Combination Period. In connection with the First Extension of the Business Combination Period from November 10, 2023 through November 10, 2024, the Company drew an aggregate of $1,800,000 ($150,000 at each extension date) from the First Extension Note. The Sponsor (or its affiliates or permitted designees) deposited the First Extension Payments into the Trust Account.

The First Extension to November 10, 2024 was the last of twelve one-month extensions permitted under the Articles in effect as of such date.

On November 6, 2024, the Company’s shareholders approved the Second Charter Amendment. The Second Charter Amendment extended the date by which the Company has to consummate a business combination for up to an additional twelve months, from November 10, 2024 to up to November 10, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account (x) for each such one-month period (other than the first period, which shall consist of 25 days) from November 10, 2024 (exclusive) to May 5, 2025, the lesser of (i) an aggregate of $150,000 and (ii) $0.03 per public share that remains outstanding and is not redeemed prior to such one-month (other than the first period, which shall consist of 25 days) extension; and (y) for each such one-month period from May 5, 2025 (exclusive) to November 5, 2025, the lesser of (i) an aggregate of $250,000 and (ii) $0.05 per public share that remains outstanding and is not redeemed prior to such one-month extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the Second Extension, the holders of 8,620,849 shares of Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.55 per share, for an aggregate redemption amount of $99,613,642, leaving $83,770,196.61 in the Trust Account.

In connection with the Second Extension Payments, on November 6, 2024, the Company issued the Second Extension Note to the Sponsor in the aggregate amount of $2,400,000. In each of November 2024, December 2024, January 2025, February 2025, March 2025 and April 2025, the Sponsor deposited payments in the amount of $150,000 in the Trust Account, which enabled the Company to extend the Business Combination Period from November 10, 2024 to December 5, 2024, from December 5, 2024 to January 5, 2025, from January 5, 2025 to February 5, 2025, from February 5, 2025 to March 5, 2025, from March 5, 2025 to April 5, 2025 and from April 5, 2025 to May 5, 2025. In May 2025, June 2025, July 2025, August 2025, September 2025 and October 2025, the Sponsor deposited a payment in the aggregate amount of $1,500,000 in the Trust Account, which enabled the Company to extend the Business Combination Period from May 5, 2025 to June 5, 2025, from June 5, 2025 to July 5, 2025, from July 5, 2025 to August 5, 2025, August 5, 2025 to September 5, 2025, from September 5, 2025 to October 5, 2025 and from October 5, 2025 to November 5, 2025.

On May 27, 2025, November 19, 2025, December 29, 2025 and May 5, 2026, the Company issued an unsecured promissory note in the principal amount of $250,000, $250,000, $200,000 and $250,000, respectively, to the Sponsor. The Note does not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”).

In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the Note into that number of Working Capital Warrants equal to the portion of the principal amount of the Note being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of its initial public offering (the “IPO”), as described in the prospectus for the IPO dated May 5, 2022 and filed with the U.S. Securities and Exchange Commission, including the transfer restrictions applicable thereto. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

Convertible Promissory Note (Sponsor Loan) – Related Party

Simultaneously with the consummation of the Initial Public Offering, the Sponsor loaned the Company the Sponsor Loan, for an aggregate of $4,600,000. The proceeds of the Sponsor Loan were added to the Trust Account on the closing date of the Initial Public Offering and will be used to fund the redemption of Class A Ordinary Shares. The Sponsor Loan shall be repaid at the time of an initial Business Combination or converted into Sponsor Loan Warrants at a conversion price of $1.00 per Sponsor Loan Warrant, at the Sponsor’s discretion. The Sponsor Loan Warrants will be identical to the Private Placement Warrants. The Sponsor Loan Warrant was extended in order to ensure that the amount in the Trust Account is $10.30 per public share. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loan from amounts held in the Trust Account, and the proceeds held in the Trust Account will be distributed to the Company’s public shareholders. The Sponsor Loan was valued using the fair value method using the Monte Carlo method (see Note 9). As of June 30, 2026 and December 31, 2025, the Sponsor Loan was valued at a fair value of $3,394,611 and $3,382,891, respectively.

Convertible Promissory Notes – Related Party.

On October 12, 2023, January 19, 2024, July 12, 2024, November 6, 2024, December 16, 2024, May 27, 2025, November 19, 2025, December 29, 2025 and May 5, 2026, the Company issued an unsecured promissory note in the principal amount of $500,000 (the “October 2023 Note”), $250,000 (the “January 2024 Note”), $250,000 (the “July 2024 Note”), $250,000 (the “November 2024 Note”), $250,000 (the “December 2024 Note”), $250,000 (the “May 2025 Note”), $250,000 (the “November 2025 Note”), $200,000 (the “December 2025 Note”) and $250,000 (the “May 2026 Note” and collectively “Sponsor Notes”) respectively, to the Sponsor. The Sponsor Notes do not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”). In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the note into that number of warrants equal to the portion of the principal amount of the note being converted divided by $1.00, rounded up to the nearest whole number.

As of June 30, 2026 and December 31, 2025, the aggregate fair value of the Sponsor Notes was $1,807,999 and $1,617,905, respectively.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, it would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the funds held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant at the option of the lender. The warrants will be identical to the Private Placement Warrants, including, as to exercise price, exercisability and exercise period. As of June 30, 2026 and December 31, 2025, the Company had no borrowings under any Working Capital Loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On October 20, 2021, the Company issued an aggregate of 5,750,000 Class B ordinary shares (the “founder shares”) to the Sponsor and CGC II Sponsor DirectorCo LLC (“DirectorCo”) for a total subscription price of $25,000, or approximately $0.004 per share. Such shares are fully paid. Prior to the initial investment in the Company of $25,000 by the Sponsor and DirectorCo, the Company had no assets, tangible or intangible. Up to 750,000 founder shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. The number of founder shares issued was determined based on the expectation that such founder shares would represent 20% of the total number of outstanding public shares and founder shares upon completion of the Initial Public Offering. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the Company by the number of founder shares issued. As a result of the underwriters’ decision to fully exercise their over- allotment option on the closing date of the Initial Public Offering, there currently are no founder shares subject to forfeiture.

The Sponsor and DirectorCo have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until one year after the date of the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The founder shares are identical to the Class A Ordinary Shares, except as described herein. However, the holders of the founder shares have agreed (i) to vote any shares owned by them in favor of any proposed Business Combination and (ii) not to redeem any shares in connection with a shareholder vote or tender offer to approve or in connection with a proposed initial Business Combination. Upon completion of the Class B Conversion (as defined below), the founder shares consist of 5,749,998 Class A Ordinary Shares and two Class B ordinary shares.

Administrative Services Agreement

The Company entered into an agreement with the Sponsor pursuant to which, commencing on May 5, 2022 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. For the year ended December 31, 2025, the Company incurred $120,000 for these services, of which $40,000 is included in accrued expenses in the accompanying balance sheets. For the year ended December 31, 2024, the Company incurred $120,000 for these services, of which $20,000 is included in accrued expenses in the accompanying balance sheet.

Promissory Note — Related Party

On December 31, 2021, the Sponsor agreed to loan the Company up to $250,000 under a promissory note to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and was due at the earlier of June 30, 2022 or the closing of the Initial Public Offering. As of December 31, 2025 and 2024, there were no amounts outstanding under such loan. The outstanding amount of $216,405 on the closing date of the Initial Public Offering was repaid in full at the closing of the Initial Public Offering.

On November 6, 2023, in connection with the First Extension Payments, the Company issued the First Extension Note. On November 6, 2023, the Sponsor deposited a First Extension Payment in the amount of $150,000 in the Trust Account, representing the lesser of (a) an aggregate of $150,000 and (b) $0.02 per public share that remained outstanding and unredeemed prior to the First Extension, which enabled the Company to extend the Business Combination Period from November 10, 2023 to December 10, 2023.

On December 6, 2023, January 8, 2024, February 5, 2024, March 5, 2024, April 9, 2024, May 6, 2024, June 5, 2024, July 9, 2024, August 6, 2024, September 5, 2024 and October 7, 2024, the Board approved the second, third, fourth, fifth, sixth, seventh, eighth, ninth, tenth, eleventh and twelfth one - month extensions of the Business Combination Period. In connection with the First Extension of the Business Combination Period from November 10, 2023 through November 10, 2024, the Company drew an aggregate of $1,800,000 ($150,000 at each extension date) from the First Extension Note. The Sponsor (or its affiliates or permitted designees) deposited the First Extension Payments into the Trust Account.

The First Extension to November 10, 2024 was the last of twelve one-month extensions permitted under the Articles in effect as of such date.

On November 6, 2024, the Company’s shareholders approved the Second Charter Amendment. The Second Charter Amendment extended the date by which the Company has to consummate a business combination for up to an additional twelve months, from November 10, 2024 to up to November 10, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account (x) for each such one-month period (other than the first period, which shall consist of 25 days) from November 10, 2024 (exclusive) to May 5, 2025, the lesser of (i) an aggregate of $150,000 and (ii) $0.03 per public share that remains outstanding and is not redeemed prior to such one-month (other than the first period, which shall consist of 25 days) extension; and (y) for each such one-month period from May 5, 2025 (exclusive) to November 5, 2025, the lesser of (i) an aggregate of $250,000 and (ii) $0.05 per public share that remains outstanding and is not redeemed prior to such one-month extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.

In connection with the votes to approve the Second Extension, the holders of 8,620,849 shares of Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.55 per share, for an aggregate redemption amount of $99,613,642, leaving $83,770,196.61 in the Trust Account.

In connection with the Second Extension Payments, on November 6, 2024, the Company issued the Second Extension Note to the Sponsor in the aggregate amount of $2,400,000. In each of November 2024, December 2024, January 2025, February 2025, March 2025 and April 2025, the Sponsor deposited payments in the amount of $150,000 in the Trust Account, which enabled the Company to extend the Business Combination Period from November 10, 2024 to December 5, 2024, from December 5, 2024 to January 5, 2025, from January 5, 2025 to February 5, 2025, from February 5, 2025 to March 5, 2025, from March 5, 2025 to April 5, 2025 and from April 5, 2025 to May 5, 2025. In May 2025, June 2025, July 2025, August 2025, September 2025 and October 2025, the Sponsor deposited a payment in the aggregate amount of $1,500,000 in the Trust Account, which enabled the Company to extend the Business Combination Period from May 5, 2025 to June 5, 2025, from June 5, 2025 to July 5, 2025, from July 5, 2025 to August 5, 2025, August 5, 2025 to September 5, 2025, from September 5, 2025 to October 5, 2025 and from October 5, 2025 to November 5, 2025.

On May 27, 2025, November 19, 2025 and December 29, 2025 the Company issued an unsecured promissory note in the principal amount of $250,000, $250,000 and $200,000, respectively, to the Sponsor. The Note does not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”).

In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the Note into that number of Working Capital Warrants equal to the portion of the principal amount of the Note being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of its initial public offering (the “IPO”), as described in the prospectus for the IPO dated May 5, 2022 and filed with the U.S. Securities and Exchange Commission, including the transfer restrictions applicable thereto. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

Convertible Promissory Note (Sponsor Loan) – Related Party

Simultaneously with the consummation of the Initial Public Offering, the Sponsor loaned the Company the Sponsor Loan, for an aggregate of $4,600,000. The proceeds of the Sponsor Loan were added to the Trust Account on the closing date of the Initial Public Offering and will be used to fund the redemption of Class A Ordinary Shares. The Sponsor Loan shall be repaid at the time of an initial Business Combination or converted into Sponsor Loan Warrants at a conversion price of $1.00 per Sponsor Loan Warrant, at the Sponsor’s discretion. The Sponsor Loan Warrants will be identical to the Private Placement Warrants. The Sponsor Loan Warrant was extended in order to ensure that the amount in the Trust Account is $10.30 per public share. If the Company does not complete an initial Business Combination, the Company will not repay the Sponsor Loan from amounts held in the Trust Account, and the proceeds held in the Trust Account will be distributed to the Company’s public shareholders. The Sponsor Loan was valued using the fair value method using the monte-carlo method (see Note 9). As of December 31, 2025 and 2024, the Sponsor Loan was valued at a fair value of $3,382,891 and $3,378,163, respectively.

Convertible Promissory Note – Related Party

On October 12, 2023, January 19, 2024, July 12, 2024, November 6, 2024, December 16, 2024, May 27, 2025, November 19, 2025, and December 29, 2025, the Company issued an unsecured promissory note in the principal amount of $500,000 (the “Note”), $250,000 (the “2024 Note”), $250,000 (the “July 2024 Note”), $250,000 (the “November 2024 Note”), $250,000 (the “December 2024 Note”), $250,000 (the “May 2025 Note”), $250,000 (the “November 2025 Note”) and $200,000 (the “December 2025 Note” and collectively “Sponsor Notes”) respectively, to Sponsor. The notes do not bear interest and the principal balance will be payable on the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective (such earlier date, the “Maturity Date”). In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the note into that number of warrants equal to the portion of the principal amount of the note being converted divided by $1.00, rounded up to the nearest whole number.

As of December 31, 2025 and 2024, the aggregate fair value of the Sponsor Notes was $1,617,905 and $1,101,575, respectively.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes an initial Business Combination, it would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the funds held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant at the option of the lender. The warrants will be identical to the Private Placement Warrants, including, as to exercise price, exercisability and exercise period. As of December 31, 2025 and 2024, the Company had no borrowings under any Working Capital Loans.